Accrued Salaries and Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Payables And Accruals [Abstract]
Summary of Accrued Salaries and Benefits

A summary of accrued salaries and benefits is as follows:

	As Of
	December 30, 2012	September 29, 2013
Bonuses	$6,253	$7,288
Vacation	6,747	6,749
Accrued payroll	5,626	6,511
Severance	2,528	136
Other	243	244

Total	$21,397	$20,928

A summary of accrued salaries and benefits is as follows:

	As Of
	January 1, 2012	December 30, 2012
Vacation	$5,098	$6,747
Bonuses	2,004	6,253
Accrued payroll	4,428	5,626
Severance	850	2,528
Other	494	243

Total	$12,874	$21,397